Variable Interest Entities (Variable Interest Entities Not Consolidated within Group) (Details) (Shanghai Jingmao and its affiliate [Member], Changyou.com Limited [Member])	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2010
Shanghai Jingmao and its affiliate [Member] | Changyou.com Limited [Member]
Variable Interest Entity [Line Items]
Percentage of acquired equity interest	50.00%	50.00%
Percentage of voting interest acquired	100.00%